PROPERTY, PLANT AND EQUIPMENT - Narratives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
Impairment loss	$ 2,530,000	$ 5,332,000	$ 5,299,000
Reversal of impairment loss	1,294,000	3,024,000	9,027,000
Property, Plant and Equipment | Accumulated impairment
PROPERTY, PLANT AND EQUIPMENT
Carrying amount subject to impairment assessment	31,158,000	36,008,000
Right-of-use assets
PROPERTY, PLANT AND EQUIPMENT
Impairment loss	1,632,000	776,000	3,523,000
Reversal of impairment loss	866,000	3,131,000	$ 7,439,000
Right-of-use assets | Accumulated impairment
PROPERTY, PLANT AND EQUIPMENT
Carrying amount subject to impairment assessment	$ 21,613,000	$ 22,159,000
Minimum
PROPERTY, PLANT AND EQUIPMENT
Remaining lease term	1 year
Pre-tax discount rate	7.70%	8.10%
Growth rate per annum	0.00%
Maximum
PROPERTY, PLANT AND EQUIPMENT
Remaining lease term	5 years
Pre-tax discount rate	18.80%	19.60%
Growth rate per annum	3.00%